DERIVATIVES - Derivative Financial Instruments, Average Remaining Maturity and the Weighted-Average Interest Rates being Paid and Received (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Derivative, Notional Amount	$ 16,941,027	$ 19,339,867
Average Maturity (years)	1 year 8 months 12 days
Fair Value	$ (281)
Asset conversion swaps | Derivative Financial Instruments Receive Fixed Pay Variable
Derivative [Line Items]
Derivative, Notional Amount	$ 2,211,542
Average Maturity (years)	4 years 1 month 6 days
Fair Value	$ (88,492)
Asset conversion swaps | Derivative Financial Instruments Receive Variable Pay Fixed
Derivative [Line Items]
Derivative, Notional Amount	$ 2,211,542
Average Maturity (years)	4 years 1 month 6 days
Fair Value	$ 88,443
Foreign Exchange | Derivative Financial Instruments Receive Fixed Pay Variable
Derivative [Line Items]
Derivative, Notional Amount	$ 5,772,686
Average Maturity (years)	8 months 12 days
Fair Value	$ 28,954
Foreign Exchange | Derivative Financial Instruments Receive Variable Pay Fixed
Derivative [Line Items]
Derivative, Notional Amount	$ 5,741,839
Average Maturity (years)	8 months 12 days
Fair Value	$ (28,954)
Derivative [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 15,941,027
Average Maturity (years)	1 year 7 months 6 days
Fair Value	$ (49)
Interest Rate Floor | Fixed Income Interest Rate
Derivative [Line Items]
Derivative, Notional Amount	$ 1,000,000
Average Maturity (years)	2 years 6 months
Fair Value	$ (232)
Commodity | Derivative Financial Instruments Receive Fixed Pay Variable
Derivative [Line Items]
Derivative, Notional Amount	$ 1,717
Average Maturity (years)	3 months 18 days
Fair Value	$ (158)
Commodity | Derivative Financial Instruments Receive Variable Pay Fixed
Derivative [Line Items]
Derivative, Notional Amount	$ 1,701
Average Maturity (years)	3 months 18 days
Fair Value	$ 158